Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	As of December 31,
	2022	2021
	MCh$	MCh$
Cash and deposits in banks
Cash	1,110,830	883,322
Deposits at the Central Bank of Chile	444,491	673,396
Deposits in local banks	2,646	30,265
Deposits in banks abroad	424,975	1,294,575
Subtotals – Cash and deposits in banks	1,982,942	2,881,558

Net cash items in process of collection	96,944	10,337

Cash and cash equivalents	2,079,886	2,891,895

Schedule of cash in process of collection and in process
	As of December 31,
	2022	2021
	MCh$	MCh$
Assets
Documents held by other banks (documents to be cleared)	93,650	122,474
Funds receivable	750,166	267,797
Subtotal	843,816	390,271
Liabilities
Funds payable	746,872	379,934
Subtotal	746,872	379,934

Cash in process of collection, net	96,944	10,337